Events occurred after the reporting date	12 Months Ended
Dec. 31, 2017
Disclosure Of Events After Reporting Period Explanatory [Abstract]
Disclosure Of Events After Reporting Period Explanatory [Text Block]
Note 32    Events occurred after the reporting date

32.1	Authorization of the financial statements

The consolidated financial statements of Sociedad Química y Minera de Chile S.A. and subsidiaries, prepared in accordance with International Financial Reporting Standards for the period ended December 31, 2017, were approved and authorized for issuance by the Board of Directors at their meeting held on February 28 , 2018.

32.2	Disclosures on events occurring after the reporting date

On January 17, 2018
SQM and CORFO (Corporación de Formento de la Producción) have reached an agreement to end the arbitration process directed by the arbitrator, Mr. Héctor Humeres Noguer, in the case 1954-2014 of the Arbitration and Mediation Center of Santiago Chamber of Commerce (Centro de Arbitrajes y Mediación de la Cámara de Comercio de Santiago) and other cases accumulated to it (the “Agreement”). The Agreement has been reached within the conciliation process of the arbitration and on the basis presented by the arbitrator to the parties. Both SQM´s Board of Directors and the Board of CORFO have approved the Agreement.

The Agreement includes a total payment of US$
17.5
million plus agreed interest which a subsidiary of SQM, SQM Salar S.A. ("SQM Salar"), shall pay CORFO. This payment does not imply the recognition of having owed any amount to CORFO, and has been agreed to with the sole purpose of ending the disputes between the parties.

Additionally, the Agreement includes important amendments to the lease agreement and project agreement signed between CORFO and SQM in 1993, which are the contracts that currently permit the mining operations of SQM Salar in the Salar de Atacama (the "Contracts"). The main modifications are detailed below, and will become effective once the following resolutions have been issued: (i) the approval resolution of the Contracts by the CORFO Council, and (ii) the resolution that executes the respective approval agreement by the Chilean Nuclear Energy Commission (CCHEN):

a.	An increase in lease payments by increasing the lease rates associated with the sale of the different products produced in the Salar de Atacama:

⋅	In regard to lithium carbonate, the current rate of 6.8 % on FOB sales shall be changed to the following structure of progressive rates based on the final sale price:

Price US$/MT Li2CO3	Lease payment rate
$0 - $4,000	6.8%
$4,000 - $5,000	8.0%
$5,000 - $6,000	10.0%
$6,000 - $7,000	17.0%
$7,000 - $10,000	25.0%
> $10,000	40.0%

As an example and considering a price of US$12,600 per metric ton (similar to the average price seen in the third quarter of 2017), the lease rate would have been equal to 19.14%.

⋅	In regard to potassium chloride, the current rate of 1.8 % on FOB sales shall be changed to the following structure of progressive rates based on the final sale price.

Price US$/MT KCL	Lease payment rate
$0 - $300	3.0%
$300 - $400	7.0%
$400 - $500	10.0%
$500 - $600	15.0%
> $600	20.0%

⋅	Similarly, the lease rates associated with the other products (lithium hydroxide, potassium sulfate and others) shall have similar changes to those described in the previous products.

b.
SQM Salar commits to contribute (i) between US$
10.8
and US$
18.9
million per year to research and development efforts, (ii) between US$
10
to US$
15
million per year to the communities in close proximity to the Salar de Atacama, and (iii)
1.7
% of total annual sales of SQM Salar to the regional development.
As an example and considering annualized SQM Salar´s revenues reported in the first nine months of 2017 (approximately US$1 billion), 1.7% of sales would have been approximately US$17 million.

c.
The authorization by CORFO to increase the production and sales of lithium products produced in the Salar de Atacama. Subject to prior authorization by CCHEN, the Agreement considers that SQM Salar will have the right to exploit, subject to compliance with other agreed conditions, process and sell during the term of the Agreement (until the end of 2030) up to
349,553
metric tons of lithium metallic equivalent in the addition to the approximately remaining
64,816
metric tons of lithium metallic equivalent from the originally authorized amount. The sum of the above amounts is equal to approximately
2.2
million metric tons of lithium carbonate equivalent.

d.
SQM Salar shall offer part of its lithium production (up to a maximum of 25%) at preferential price to value-added producers that will potentially develop in Chile, a price based on the lowest export market price equal in each case to the weighted average FOB price calculated on the 20% lower price of the volume exported by SQM Salar during the last 6 months available
.

e.
SQM Salar shall strengthen its corporate governance, incorporating various audit, environmental control and coordination mechanisms with CORFO. For these purposes it will be necessary to modify the bylaws of SQM Salar, including among others: (i) to incorporate specific rules for the management of the company, in the form that two of the directors of SQM Salar are independent and meet the requirements established for independent directors of a public company and (ii) for the board of SQM Salar to designate a committee to monitor compliance with the Contracts and to establish the regulations that will govern this committee and its functions
.

f.
Extensive regulation regarding the return of assets upon termination of the Contracts and granting purchase options, including: (i) the restitution of the assets that Corfo made available to SQM Salar under the Contracts, (ii) a purchase option for all or part of the water rights that SQM Salar or its related parties currently own or will obtain in the future, that benefit or are necessary for the exploitation, either currently or in the future of the mining concessions included in the Contracts (the "Mining Concessions"), (iii) a free transfer to CORFO of the easements, that benefit the Mining Concessions or the project, developed by SQM Salar, excluding the mining easements constituted in the Salar del Carmen, (iv) a purchase option on the assets that SQM Salar uses as productive facilities within the Mining Concessions and assets that benefit the project and that are located within the area of the Mining Concessions and within the area of 10 kilometers from the limit of the Mining concessions, (v) a purchase option on the mining concessions that SQM Salar or its related companies currently constitute or will constitute in the future within the area of 2 kilometers from the limit of the Mining Concessions
.

g.
An option for SQM Salar to sell to CORFO the facilities that are necessary to increase the additional production and operation capacity related to the increased lithium quota. The exercise price of this option is the replacement value of the facilities including its economic depreciation
.

h.
An option for CORFO to request from SQM the evaluation of a joint project with a state company for the joint exploitation of mining property in the Salar de Maricunga. SQM commits to participate in good faith in this process, and if there is no agreement for the project after 4 years, SQM will not be obligated to continue such negotiations
.

i.
SQM, SQM Salar and SQM Potasio S.A. are prohibited to (i) sell lithium brine extracted within the Mining Concessions, (ii) alienate and obstruct in any way, and enter into any act or contract that affects the restitution of the assets indicated in letter (f) above, (iii) extract brine from its mining rights area within 10 kilometers from the limit of the Mining Concessions, (iv) extract brine from its mining rights area within 2 kilometers from the limit of Mining Concessions for a period of 15 years from the termination of the Contracts, and (v) agree with other operators of the OMA mining rights of the Salar de Atacama on the ways of operating resulting in a joint or integrated management of both production sites, therefore ensuring that SQM´s operations will always be independent without facilitating operational information, commercial strategies, information systems or common applications and/or personnel, conventions or price and other agreements that by their nature may negatively affect the lease income of CORFO
.

On February 15, 2018 the Asociación Indígena Consejo de Pueblos Atacameños and other indigenous Atacameño communities lodged an appeal for legal protection against Corfo, the Company, SQM Salar and SQM Potasio S.A. to rescind the Contracts on the grounds that their provisions will deprive, disturb and threaten in an illegal and arbitrary way the constitutional rights of the appellants: the right to being equal before the law, the right to live in a pollution-free environment, the right to develop any economic activity that is not immoral, against public order or national security and the right to ownership in its different forms, by authorizing the amount of lithium metallic equivalent that can be extracted, processed and sold to be increased to 349,553 metric tonnes, such extraction being from land the appellants consider to be their ancestral property. On February 16, 2018, a number of persons belonging to the Atacameño people also lodged an appeal to rescind the contracts for alleged threats to their rights to life and physical and psychic integrity, equality before the law and the right to live in a pollution-free environment. These lawsuits are pending the consideration and subsequent resolution by the Court of Appeals in Santiago.

In a board meeting on January 24, 2018, Mrs. Joanne L. Boyes and Mr. Robert A. Kirkpatrick presented their resignation from their positions as directors of the Company. In the same session, the Board of Directors of the Company agreed to designate Mrs. Boyes as replacement, Mr. Darryl Stann who will also become a board member of the Company and a member of the Corporate Governance Committee.

On January 26, 2018, SQM and its subsidiaries SQM Salar S.A. and SQM Nitrates S.A. (the "Companies"), have reached an agreement with the Public Prosecutor to put an end to the investigation of the alleged responsibility of the Companies´ for the lack of supervision with respect to the payments to suppliers and entities that may have had links with the politically exposed persons between 2008 and 2015. This deferred prosecution agreement (suspensión condicional) has been proposed by the Public Prosecutor, accepted by the Companies and approved by the 8th Court of Santiago.

Under the deferred prosecution agreement, the Companies have not admitted responsibility in the matter subject to the investigation.

The agreement, approved by the Court, implies that the Companies must pay an aggregate amount of (i) ThUS$
1,464
to the Chilean State, and (ii) ThUS$
2,684
to various charitable organizations. In addition, the Companies must provide the Public Prosecutor with a report on the enhancements to their compliance program, implemented in recent years, with special emphasis on the incorporation of best practices in various jurisdictions.

In extraordinary board session of February 19, 2018, SQM informs that, as communicated earlier, in its ordinary board meeting on January 24, 2018, Joanne L. Boyes and Robert A. Kirkpatrick presented their resignation from the positions as directors of SQM. In the same session, the board of directors agreed to appoint Darryl Stann as the replacement of Joanne L. Boyes.

In the extraordinary board meeting on February 19, 2018, Mark F. Fracchia was appointed as the replacement of Robert A. Kirkpatrick.

The Board of Directors of SQM at an extraordinary session held on April 3, 2018, reviewed the request filed on April 2, 2018, by the shareholders Inversiones Pampa Calichera S.A. and Potasios de Chile S.A., which own more than 10% of SQM’s issued shares with voting rights, to call for an Extraordinary Shareholders’ Meeting in order to review and decide on the following changes of the SQM’s By-laws:

1.            To modify the articles 27, 28, 29 and 36, replacing the reference to the “Superintendence of Securities and Insurance” (Superintendencia de Valores y Seguros) with that of the “Commission for the Financial Market” (Comisión para el Mercado Financiero).

2.            To modify the article 27 bis, eliminating the last paragraph referring to account inspectors.

3.            To modify the article 36 bis, adding the following last paragraph:

“The obligations indicated above in this article shall be understood as fulfilled at the moment said information is available on the Company’s website.”

4.            To modify the article 41, replacing the reference to the “Superintendent of Securities and Insurance” (Superintendente de Valores y Seguros) with that of the “President of the Commission for the Financial Market.”

5.            To modify the title of the “Transitory Article”, changing it to the “First Transitory Article.”

6.            To introduce a new “Second Transitory Article” which reads as follows:

“FOR THE ENTIRE PERIOD BETWEEN APRIL 27, 2018 AND DECEMBER 31, 2030, THE RESTRICTION TO NOT VOTE MORE THAN 37.5% OF ANY SERIES OF COMPANY SHARES, AS ESTABLISHED BY THE THIRTY-FIRST ARTICLE OF THE BYLAWS, RECOGNIZES THE FOLLOWING EXCEPTION: If two or more people, related to each other or not, with or without an joint action agreement, acquire between now and December 31, 2030 (the “entering shareholders”), a quantity of the company’s A-series shares which allows them to exercise effective voting rights for more than 37.5% of the series, then any shareholder or group of shareholders listed in the respective registry as of this date, that owns a number of the company’s A-series shares corresponding to more than 37.5% of said series, shall have the right to vote a number of the company’s A-series shares in its power equivalent to the lesser of (i) the number of those series’ shares owned by the existing shareholders at the present date, and (ii) the number of those series’ shares for which the entering shareholders could exercise voting rights. Likewise, if, for any reason, one of the company’s shareholders listed in the respective registry to date and owner of a number of the company’s A-series shares corresponding to more than 37.5% of said series, were to acquire, between the present date and December 31, 2030, the capacity to exercise effective voting rights for more than 37.5% of the company’s A-series shares, whether as a result of a joint action agreement with other shareholders, including existing shareholders, or by any other means, then any other company shareholder or group of shareholders not related to them that owns a number of the company’s A-series shares corresponding to more than 37.5% of said series, including both existing and entering shareholders, shall have the right to vote a number of shares of said series in its power equivalent to the lesser of (i) the number of those series’ shares owned by the latter shareholder or shareholders, and (ii) the number of those series’ shares for which the existing shareholder has the capacity to exercise voting rights in excess of the 37.5% restriction.”

7.            To adopt all other agreements necessary to carry out the abovementioned matters.

Considering the above, and in accordance with the applicable regulations, the SQM’s Board of Directors unanimously agreed to call for an Extraordinary Shareholders’ Meeting to take place immediately after the Annual Ordinary Shareholders’ Meeting on April 27, 2018.

On April 5, 2018, SQM announced a stock market placement of Series P bonds for the total amount of UF
3,000,000
(approximately US$
135
million) (the "Bonds") in Chile. The placement was authorized on March 29, 2018 with the Bonds issue credited to a 10-year bond line registered in the Registry of Securities of the Commission for the Financial Market (CMF) on December 31, 2008 under No. 563.

The Bonds issued today have the following terms: (i) maturity date of
January 15, 2028
; (ii) will accrue interest at the rate of
3.25
% per annum on the unpaid capital, expressed in UF (unidades de fomento), from January 15, 2018; and (iii) an early redemption option from April 5, 2018.

The Bonds have been placed and sold on April 5, 2018 to: (i) Banco Santander Chile, for the total amount of Ch$
40,734,242,948
(approximately US$
67
million), paid in full and in cash by Banco Santander Chile to SQM; and (ii) BTG Pactual Chile SpA, for the total amount of Ch$
40,734,242,948
(approximately US$
67
million), paid in full and in cash by BTG Pactual Chile SpA to SQM.

Management is not aware of any other significant events that occurred between December 31, 2017 and the date of issuance of these consolidated financial statements that may significantly affect them.

32.3   Detail of dividends declared after the reporting date

On March 28,2018, the Board of Directors of SQM in an Ordinary Board Meeting has unanimously agreed the following:

1. To recommend to the shareholders at the next Annual Ordinary Shareholders’ Meeting (“Shareholders’ Meeting”) the payment of a final dividend representing 100% of the 2017 net income of the Company. The final dividend amount of US$1,62501 per share is calculated based on the total amount of the distributable net income of US$427,697,034 obtained during 2017. Nevertheless, the amount of US$1.20533 per share must be deducted from the final dividend, as it was already paid in the form of interim dividends, leaving the balance in the amount of US$0.41968 per share.

2. To change the Dividend Policy for the 2017 business year, which was presented at the Shareholders’ Meeting held on April 28, 2017, incorporating the payment of a dividend of US$
100
million (dividendo eventual), equivalent to US$0.37994 per share, which shall be charged against the retained earnings of the Company. Therefore, and subject to the approval at the next Shareholders’ Meeting to be held on April 27, 2018, this dividend (dividendo eventual) shall be paid together with the final dividend corresponding to the 2017 results of SQM.

Said amounts of US$
0.41968
per share (the balance of the final dividend) and US$
0.37994
per share (dividendo eventual) shall be paid in the equivalent in Chilean national currency according to the value of the "Observed Dollar” or "US Dollar” that appears published in the Official Gazette on April 27, 2018. The payment of these dividends shall be made in favor of the Company’s shareholders, in person or through their duly authorized representatives, starting at 9:00am on May 10, 2018, who are registered with the respective registry on the fifth business day before the day on which the payment shall be made.